Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Babson Capital Funds Trust
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2014